Net income per share and net income attributable to common stockholders	12 Months Ended
Dec. 31, 2025
Net income per share and net income attributable to common stockholders
Net income per share and net income attributable to common stockholders

15. Net income per share and net income attributable to common stockholders

The following table details the computation of the basic and diluted net income per share:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net income attributable to X Financial	1,186,793,974	1,539,905,765	1,464,552,224	209,428,183
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	288,115,969	288,828,371	243,975,946	243,975,946
Basic net income per share	4.12	5.33	6.00	0.86
Diluted effects of stock options and RSUs	2,717,245	4,526,300	5,513,257	5,513,257
Weighted average number of ordinary shares used in computing diluted EPS	290,833,214	293,354,671	249,489,203	249,489,203
Diluted net income per share	4.08	5.25	5.87	0.84

Diluted income per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
Stock options	3,602,998	3,399,998	502,014
Restricted stocks units	12,613,046	6,585,270	864,158